Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST
Central Index Key	0000876162
Amendment Flag	false
Document Creation Date	Sep. 28, 2015
Document Effective Date	Sep. 30, 2015
Prospectus Date	Sep. 30, 2015
MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST | Advisor Class
Prospectus:
Trading Symbol	LDTRX
MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST | Class I
Prospectus:
Trading Symbol	MLDUX